Critical Accounting Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2023
Disclosure Of Accounting Judgements And Estimates [Abstract]
Critical Accounting Judgments and Key Sources of Estimation Uncertainty
5.
CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

In applying the Company’s accounting policies, which are described in Note 4, the directors are required to make judgements (other than those involving estimations) that have a significant impact on the amounts recognized and to make estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Critical judgements and estimation in applying the Company’s accounting policies

Key Sources of Estimation Uncertainty

The below are the critical estimation, that the management have made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognized in financial statements.

Fair value measurements and valuation processes

Some of the Company’s assets and liabilities are measured at fair value for financial reporting purposes. The Head of Finance is responsible to determine the appropriate valuation techniques and inputs for fair value measurements. In estimating the fair value of an asset or a liability, the Company uses market-observable data to the extent it is available. Where Level 1 inputs are not available, the Company engages third party qualified valuers to assist in performing the valuation. The senior management team reports to the board of directors of the Company quarterly to explain the cause of fluctuations in the fair value of the assets and liabilities.

The valuations of the Company’s assets and liabilities that are measured at fair value are sensitive to changes in one or more unobservable inputs which are considered reasonably possible within the next financial year. Further information on the carrying amounts of these assets and the sensitivity of those amounts to changes in significant unobservable inputs are provided in Note 22.

Critical judgements in applying the Company’s accounting policies

The following are the critical judgements, apart from those involving estimations (which are presented separately above), that the management have made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognized in financial statements.

Zenyaku agreement (Note 15)

On June 22, 2023, the Company entered into a collaborative, development and commercialization agreement (the “Zenyaku Agreement”) with Zenyaku Kogyo Co., Ltd (“Zenyaku”), which the Company granted Zenyaku the exclusive rights to develop and commercialize eblasakimab in Japan for which a payment of $12 million was received.

Under the terms of the Zenyaku Agreement, the Company will have an option right to buy back the license granted to Zenyaku. The Company has reviewed the buy-back option and determined that costs to buy-back the rights is not currently executable as there is insufficient cash and it will require either a third party global partner or an acquisition by a third party, both of which are not within our control. Accordingly, the contract is accounted for under IFRS 15. Please see note 15 for details of the Company’s material licensing agreements.